Vessel Revenue and Voyage Expenses, Net Trade Accounts Receivable Disaggregated by Revenue Source (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Vessel Revenue and Voyage Expenses [Abstract]
Accounts receivable trade, net	$ 896	$ 720
Current portion of deferred revenue	2,136	2,232
Non-current of deferred revenue	$ 254	$ 35